Common shares	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Common shares	Common shares
Share capital as at December 31, 2020 and June 30, 2021 was as follows:

	Issued and fully paid share capital $0.10 par value each
	Shares	$ millions
As at December 31, 2020	100,384,435	10
As at June 30, 2021	100,384,435	10